Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2023	2022	2021
Basic earnings per share	87.78	(13.10)	37.57
Diluted earnings per share	85.85	(13.10)	37.33

		Dollars per share
Per American Depositary Share (ADS)[a]	2023	2022	2021
Basic earnings per share	5.27	(0.79)	2.25
Diluted earnings per share	5.15	(0.79)	2.24

			$ million
	2023	2022	2021
Profit (loss) attributable to bp shareholders	15,239	(2,487)	7,565
Less: dividend requirements on preference shares	1	1	2
Profit (loss) for the year attributable to bp ordinary shareholders	15,238	(2,488)	7,563

			Shares thousand
	2023	2022	2021
Basic weighted average number of ordinary shares[a]	17,360,288	18,987,936	20,128,862
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	389,790	—	131,526
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	17,750,078	18,987,936	20,260,388

			Shares thousand
	2023	2022	2021
Basic weighted average number of ordinary shares – ADS equivalent	2,893,381	3,164,656	3,354,810
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	64,965	—	21,921
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	2,958,346	3,164,656	3,376,731

Summary of antidilutive securities
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2023		2022
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	545,044	4.04	564,079	4.00
Exercisable	905	3.31	342	4.99
Dilutive effect	166,581	n/a	83,204	n/a
[a]Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
[b]At 31 December 2023 the quoted market price of one bp ordinary share was £4.66 (2022 £4.75).
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2023	2022
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	226,190	167,672
1 to 2 years	257,511	192,734
2 to 3 years	114,500	226,027
3 to 4 years	1,176	2,595
Over 4 years	308	173
	599,685	589,201
Dilutive effect	284,908	244,886
[a]Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).